Long Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Summary of future annual principal payments
2013	$34,789
2014	28,700
2015	6,192
2016	6,621
2017	7,079
Thereafter	151,649
Total	$235,030

2012	$283,640
2013	35,981
2014	13,909
2015	6,404
2016	6,848
Thereafter	155,275
Total	$502,057